Prepaid expenses and other current assets (Tables)	6 Months Ended
Jun. 30, 2012
Prepaid expenses and other current assets
Schedule of components of prepaid expenses and other current assets

	June 30, 2012	December 31, 2011
Prepaid other expense	$200	$31
Prepaid insurance	9	13

	$209	$44